Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets
	December 31,
	2015	2014
Condensed Balance Sheets
Assets:
Cash	$7,493	$13,663
Securities available for sale	587	540
Investment in bank subsidiary	133,959	117,364
Investment in nonbank subsidiaries	12,615	12,605
Other assets	2,204	3,003

Total assets	$156,858	$147,175

Liabilities:
Deferred income taxes and other liabilities	$2,258	$1,839
Subordinated debentures	29,427	29,427

Total liabilities	31,685	31,266

Shareholders’ Equity:
Preferred stock	22,273	23,132
Common stock	115,330	114,365
Accumulated earnings (deficit)	5,300	(4,306)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(495)	(47)

Total shareholders’ equity	125,173	115,909

Total liabilities and shareholders’ equity	$156,858	$147,175

Schedule of Condensed Statements of Operations
	For the years ended December 31,
	2015	2014	2013
Condensed Statements of Operations
Dividends from bank subsidiaries	$14,226	$7,339	$7,888
Interest expense	(760)	(777)	(740)
Pension expense	(388)	(397)	(4,072)
Other expense, net	(1,755)	(1,150)	(952)

Income before equity in undistributed net earnings of subsidiaries	11,323	5,015	2,124
Income tax benefit	959	763	1,960
Equity in undistributed net earnings of subsidiaries	463	3,750	2,095

Net income	$12,745	$9,528	$6,179

Comprehensive income	$12,297	$13,728	$3,579

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2015	2014	2013
Condensed Statements of Cash Flows
Operating activities:
Net income	$12,745	$9,528	$6,179
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	1,324	1,508	(1,620)
Equity in undistributed net earnings of subsidiaries	(463)	(3,750)	(2,095)

Net cash from operating activities	13,606	7,286	2,464

Investing activities:
Acquisition and additional capitalization of subsidiary, net of cash acquired	(16,637)	—	—

Net cash used for investing activities	(16,637)	—	—

Financing activities:
Payment to repurchase preferred stock	—	(22,857)	—
Proceeds from issuance of preferred stock	—	—	23,132
Cash dividends paid	(3,139)	(3,338)	(2,315)

Net cash (used for) from financing activities	(3,139)	(26,195)	20,817

Net change in cash and cash equivalents	(6,170)	(18,909)	23,281

Cash and cash equivalents at beginning of year	13,663	32,572	9,291

Cash and cash equivalents at end of year	$7,493	$13,663	$32,572